Document and Entity Information	9 Months Ended
	Jun. 30, 2012	Aug. 16, 2012
Document And Entity Information
Entity Registrant Name	AquaLiv Technologies, Inc.
Entity Central Index Key	0001418115
Document Type	S-1
Document Period End Date	Jun. 30, 2012
Amendment Flag	true
Amendment description	The Amendment is being filed in response to comments provided by the United States Securities and Exchange Commission in a letter dated July 9, 2012.
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		511,059,215
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012